Acquisitions - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 371
2016	371
2017	371
2018	371
2019	371
Thereafter	2,357
Total	4,212	2,577
Path Logic [Member]
Finite-Lived Intangible Assets [Line Items]
2015	148
2016	148
2017	148
2018	148
2019	148
Thereafter	1,119
Total	$ 1,859